Convertible Notes - Schedule of Convertible Notes (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Debt Disclosure [Abstract]
Convertible notes and debenture	$ 1,179,145	$ 3,096,935	$ 2,863,271
Unamortized discounts	(25,162)	(277,733)	(445,594)
Accrued interest	85,570	148,930	86,334
Premiums, net	828,164	1,731,167	975,834
Convertible notes, net	$ 2,067,717	$ 4,699,299	$ 3,479,845